Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net Loss	$ (1,471,621)	$ (336,141)	$ (447,495)	$ (1,316,573)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	21,125	22,634	30,595	23,969
Amortization of debt discount	354,420	0
Gain on debt extinguishment	(180,708)	0
Gain on spinoff of subsidiary	(78,284)	0
Stock-based compensation	754,535	112,854	158,655	249,952
Liabilities assumed in asset acquisition (Note 3)			0	234,904
Loss on asset purchase			0	771,009
Changes in assets and liabilities:
Change in other current assets	(5,525)	5,000	5,000	0
Change in accounts payable	17,942	(57,335)	(38,677)	65,525
Change in deferred revenue	(9,000)	0	9,000	0
Change in other current liabilities	14,829	2,301	4,157	0
Change in related-party payables	504,430	42,564	85,185	38,100
Net cash used in operating activities	(77,857)	(208,123)	(193,580)	(168,018)
Cash Flows from Investing Activities:
Cash overdraft relinquished in spinoff	879	0
Cash paid for fixed assets	(6,809)	0	0	(8,641)
Cash paid for intangible assets	0	(25,000)	(25,000)	0
Cash paid for asset acquisition			0	(50,000)
Cash acquired from asset acquisition				4,089
Net cash used in investing activities	(5,930)	(25,000)	(25,000)	(54,552)
Cash Flows from Financing Activities:
Note payable issued for asset acquisition (Note 3)			0	700,000
Proceeds from issuance of notes payable			0	123,266
Advances from related parties	77,436	0
Proceeds from related-party notes payable	0	370,000	370,000	0
Repayments of notes payable	(11,942)	(16,254)	(23,198)	(20,990)
Repayments of related-party notes payable	0	(132,000)	(132,000)	0
Net cash provided by financing activities	65,494	221,746	214,802	102,276
Net decrease in cash	(18,293)	(11,377)	(3,778)	(120,294)
Cash and cash equivalents, beginning of year	18,293	22,071	22,071	142,365
Cash and cash equivalents, end of year	0	10,694	18,293	22,071
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	4,143	58,007	$ 60,255	$ 22,318
Cash paid for income taxes	0	0
Non-Cash Investing and Financing Activities:
Accrued interest recorded as debt discount	154,420	0
Common stock issued with a debt extinguishment	200,000	0
Common stock issued for a commitment fee	500,000	0
Common stock issued for deferred stock compensation	$ 2,651,250	$ 0